EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

24. EMPLOYEE BENEFIT PLANS

Employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The calculation of contributions for eligible employees is based on 16% of the applicable payroll cost in 2022. The expense incurred by the Company to these defined contributions schemes was $8,064, $14,362 and $17,753 for the years ended December 31, 2020, 2021 and 2022, respectively.

In addition, in 2022, the Company is required by PRC law to contribute approximately 6-8.5%, 8%, 0.5-0.7% and 0.9-2.5% of applicable salaries for medical insurance benefits, housing funds, unemployment and other statutory benefits, respectively. The PRC government is directly responsible for the payment of the benefits to these employees. The amounts contributed for these benefit schemes were $11,486, $13,584 and $15,918 for the years ended December 31, 2020, 2021 and 2022, respectively.